UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  October 13, 2007 to November 13, 2007

  Commission File Number of issuing entity: 333-130786-07

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 (Exact name of issuing entity as specified in its charter)

  Commission File Number of depositor: 333-130786

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  CIBC Inc.
  (Exact name of sponsors as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  54-2199295
  54-2199296
  54-6740338

  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                   21045
  (Address of principal executive offices of the issuing entity) (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                               Registered/reporting pursuant to (check one)

  Title of                  Section    Section     Section    Name of Exchange
  Class                      12(b)      12(g)       15(d)     (If Section 12(b))

  A-1                        ______     ______     ___X___     ___________
  A-3                        ______     ______     ___X___     ___________
  A-4                        ______     ______     ___X___     ___________
  A-1A                       ______     ______     ___X___     ___________
  A-M                        ______     ______     ___X___     ___________
  A-MFL                      ______     ______     ___X___     ___________
  A-J                        ______     ______     ___X___     ___________
  B                          ______     ______     ___X___     ___________
  C                          ______     ______     ___X___     ___________
  D                          ______     ______     ___X___     ___________
  X                          ______     ______     ___X___     ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____

  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information

  On November 13, 2007 a distribution was made to holders of J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.


  Part II - OTHER INFORMATION

  Item 7. Significant Enhancement Provider Information.

  The table below sets forth the unaudited selected quarterly financial data of JPMorgan Chase Bank, N.A. as of or for the periods ended in the last two fiscal quarters of 2006, the first three fiscal quarters of 2007 and the nine months ended September 30, 2006 and September 30, 2007:

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION


Selected quarterly financial data (unaudited)

                                                                                                                Nine months ended
(in millions, except ratio data)                                                                                  September 30,
As of or for the period ended                3Q07        2Q07         1Q07         4Q06          3Q06          2007          2006

Selected income statement data
Noninterest revenue                        $6,006      $8,463       $8,623       $7,485        $7,170       $23,092      $21,706
Net interest income                         6,479       5,606        5,337        4,902         4,582        17,422       13,233
Total net revenue                          12,485      14,069       13,960       12,387        11,752        40,514       34,939
Provision for credit losses                 1,284       1,028          617          700           393         2,929        1,109
Total noninterest expense                   7,703       8,968        8,698        8,044         8,081        25,369       23,865
Income from continuing operations           3,498       4,073        4,645        3,643         3,278        12,216        9,965
before income tax expense
Income tax expense                          1,185       1,402        1,679          901         1,172         4,266        3,586
Income from continuing operations           2,313       2,671        2,966        2,742         2,106         7,950        6,379
Income from discontinued operations(a)          -           -            -          649            55             -          149
Net income                                 $2,313      $2,671       $2,966       $3,391        $2,161        $7,950       $6,528

Selected ratios
Tier 1 capital ratio                          8.2%        7.8%         8.0%         8.2%          8.0%
Total capital ratio                          11.8        11.0         11.2         11.4          11.0
Tier 1 leverage ratio                         6.2         5.9          6.0          5.9           6.0

Selected balance sheet data
(period-end)
Total assets                            1,244,049   1,252,369   $1,224,104   $1,179,390     1,173,732
Securities                                 94,002      92,661       93,641       88,487        83,387
Loans                                     431,859     410,214      393,382      421,833       406,800
Allowance for credit losses                (6,986)     (6,364)      (5,830)      (5,693)       (5,417)
Deposits                                  698,109     663,305      632,598      640,466       589,245
Long-term debt                             87,943      81,697       73,798       71,256        65,733
Total stockholder's equity                102,879      98,388       97,876       96,010        92,025


On October 1, 2006, JPMorgan Chase Bank, N.A. completed the exchange of selected corporate trust businesses including trustee, paying agent, loan agency and document management services for the consumer, business banking and middle-market banking businesses of The Bank of New York. The results of operations of these corporate trust businesses are being reported as discontinued operations for each of the periods presented.


The table below sets forth the unaudited selected annual financial data of JPMorgan Chase Bank, N.A. as of or for the years ended December 31, 2006, 2005, 2004, 2003 and 2002:


JPMORGAN CHASE BANK, NATIONAL ASSOCIATION


Selected quarterly financial data (unaudited)

                                                                                        Heritage JPMorgan
(in millions, except ratio data)                                                      Chase Bank, N.A. only
As of or for the period ended December 31,     2006         2005          2004^(b)      2003          2002

Selected income statement data
Noninterest revenue                         $29,191      $23,065       $16,979       $15,299      $13,388
Net interest income                          18,135       15,283        11,962         9,497        8,630
Total net revenue                            47,326       38,348        28,941        24,796       22,018
Provision for credit losses                   1,809        1,101           534           473        2,674
Total noninterest expense                    31,909       29,799        25,488        16,734       17,313
Income from continuing operations            13,608        7,448         2,919         7,589        2,031
before income tax expense
Income tax expense                            4,487        2,563           937         2,560          963
Income from continuing operations             9,121        4,885         1,982         5,029        1,068
Income from discontinued operations(a)          798          207           196           149          145
Net income                                   $9,919       $5,092        $2,178        $5,178       $1,213

Selected ratios
Tier 1 capital ratio                            8.2%         8.1%          8.3%          8.1%         8.2%
Total capital ratio                            11.4         11.2          11.7          10.4         11.1
Tier 1 leverage ratio                           5.9          6.1           6.0           5.6          5.3

Selected balance sheet data
(period-end)
Total assets                             $1,179,390   $1,013,985      $967,365      $628,662     $622,388
Securities                                   88,487       37,113        81,033        54,362       80,332
Loans                                       421,833      365,991       334,323       179,471      184,303
Allowance for credit losses                  (5,693)      (5,254)       (5,804)       (3,475)      (4,046)
Deposits                                    640,466      552,610       517,710       326,745      300,566
Long-term debt                               71,256       55,612        46,406        16,007       13,100
Total stockholder's equity                   96,010       86,350        80,640        37,491       35,540



(a) On October 1, 2006, JPMorgan Chase Bank, N.A. completed the exchange of selected corporate trust businesses including trustee, paying agent, loan agency and document management services for the consumer, business banking and middle-market banking businesses of The Bank of New York. The results of operations of these corporate trust businesses are being reported as discontinued operations for each of the periods presented.

(b) On July 1, 2004, Bank One Corporation merged with and into JPMorgan Chase & Co. On November 13, 2004, Bank One, National
    Association, Columbus, Ohio, and Bank One, National Association, Chicago, Illinois were merged with and into JPMorgan Chase
    Bank, N.A., effective July 1, 2004. Accordingly, 2004 results include six months of the combined JPMorgan Chase Bank, N.A.'s results and six months of heritage JPMorgan Chase Bank, N.A.'s results.



  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

        (99.1) Monthly report distributed to holders of J.P. Morgan Chase
               Commercial Mortgage Securities Trust 2007-CIBC18, relating to the November 13, 2007 distribution.


     (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)


  /s/ Bianca Russo
  Bianca Russo, Vice President/Secretary

  Date: November 19, 2007

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of J.P. Morgan Chase Commercial Mortgage Securities Trust
                  2007-CIBC18, relating to the November 13, 2007 distribution.